UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA SHORT-TERM BOND FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING JULY 31, 2003


[LOGO OF USAA]
   USAA(R)

                             USAA SHORT-TERM
                                    BOND Fund

                               [GRAPHIC OF USAA SHORT-TERM BOND FUND]

    A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

   MESSAGE FROM THE PRESIDENT                                        2

   INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

   FINANCIAL INFORMATION

        Independent Auditor's Report                                13

        Portfolio of Investments                                    14

        Notes to Portfolio of Investments                           24

        Financial Statements                                        27

        Notes to Financial Statements                               30

   DIRECTORS' AND OFFICERS' INFORMATION                             39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "
                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE
                                     TO BE THE NORM RATHER THAN THE EXCEPTION,
[PHOTO OF CHRISTOPHER W. CLAUS]         WHICH IS ANOTHER EXCELLENT REASON TO
                                          HAVE USAA'S SKILLED PROFESSIONALS
                                                MANAGING YOUR MONEY.
                                                          "
--------------------------------------------------------------------------------

                 As I write to you, I believe that we have reached the bottom of the interest rate cycle for money market funds. The Federal Reserve Board (the Fed) has already lowered short-term rates
                 13 times--for a total of 5.5% since January 2001--to help stimulate the U.S. economy and to reduce the risk of deflation. Loosely defined, deflation is a general decline in prices, which forces companies to sell more goods and services just to maintain their earnings. Increased unemployment is often a side effect.

                 In my opinion, the media have overstated the possibility of deflation. I believe it is far more likely that we will see a gradual rise in inflation. I also expect the Fed to keep short-term interest rates low until an economic recovery has really taken hold.

                 However, in the Treasury market, longer-term rates have risen dramatically. Over the next 18 months, I would not be surprised to see the interest rate on the five-year Treasury rise to 4% and the rate on the 10-year Treasury return to 5%--assuming the current fiscal and monetary stimulus pushes gross domestic product (GDP) to a growth rate of 4% or better. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 That said, I believe market volatility will continue to be the norm rather than the exception, which is another excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products. We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds without excessive fees, sales loads, or contractual plans, as well as competitive expense ratios.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

                                        7/31/03                       7/31/02
Net Assets                           $380.3 Million               $404.0 Million
Net Asset Value Per Share                $9.05                         $8.99

                                        7/31/03                       7/31/02
Dollar-Weighted Average
  Portfolio Maturity                   2.3 Years                     2.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/03

1 YEAR                              5 YEARS                          10 YEARS
 5.14%                               3.98%                             4.98%

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   LEHMAN BROTHERS        LIPPER SHORT        LIPPER SHORT
                      1-3 YEAR             INVESTMENT          INVESTMENT            USAA
                     GOVERNMENT/           GRADE BOND          GRADE DEBT         SHORT-TERM
                    CREDIT INDEX          FUNDS INDEX         FUNDS AVERAGE       BOND FUND
                    ------------          -----------         -------------       ----------
 7/31/1993           $10000.00             $10000.00            $10000.00          $10000.00
 8/31/1993            10084.00              10090.63             10091.04           10095.56
 9/30/1993            10116.27              10123.53             10126.47           10130.77
10/31/1993            10139.54              10174.55             10154.53           10163.29
11/30/1993            10142.58              10179.25             10148.87           10150.46
12/31/1993            10184.16              10245.05             10191.33           10195.91
 1/31/1994            10249.34              10312.18             10262.92           10282.46
 2/28/1994            10186.82              10254.45             10199.60           10187.89
 3/31/1994            10133.85              10176.57             10126.97           10112.47
 4/30/1994            10095.34              10136.96             10086.29           10087.84
 5/31/1994            10109.47              10148.37             10090.30           10078.27
 6/30/1994            10135.76              10156.43             10101.87           10088.97
 7/31/1994            10227.99              10214.84             10181.68           10170.73
 8/31/1994            10262.77              10269.22             10213.97           10228.95
 9/30/1994            10240.19              10255.12             10192.02           10193.40
10/31/1994            10263.74              10271.90             10210.17           10211.19
11/30/1994            10220.63              10253.78             10183.62           10209.25
12/31/1994            10240.05              10229.61             10182.61           10198.29
 1/31/1995            10380.34              10334.34             10286.46           10298.24
 2/28/1995            10523.59              10456.53             10418.03           10439.08
 3/31/1995            10583.58              10514.27             10473.47           10443.31
 4/30/1995            10678.83              10604.23             10568.65           10617.07
 5/31/1995            10858.66              10798.25             10755.37           10855.36
 6/30/1995            10924.93              10864.72             10818.77           10936.72
 7/31/1995            10968.58              10899.63             10849.34           10974.61
 8/31/1995            11035.05              10972.81             10921.93           11068.07
 9/30/1995            11089.61              11025.17             10983.71           11148.29
10/31/1995            11181.68              11129.24             11075.75           11233.62
11/30/1995            11277.91              11223.23             11172.98           11225.53
12/31/1995            11363.42              11301.11             11260.75           11338.62
 1/31/1996            11460.64              11402.48             11346.60           11401.79
 2/29/1996            11416.99              11360.86             11293.38           11355.29
 3/31/1996            11408.66              11310.39             11278.21           11386.04
 4/30/1996            11420.17              11318.58             11279.56           11389.80
 5/31/1996            11446.56              11341.10             11300.19           11425.31
 6/30/1996            11530.29              11422.64             11381.99           11538.88
 7/31/1996            11575.13              11469.46             11425.76           11591.13
 8/31/1996            11617.78              11510.01             11463.38           11590.68
 9/30/1996            11724.13              11620.31             11575.98           11771.96
10/31/1996            11726.32              11745.10             11709.13           11928.27
11/30/1996            11945.36              11842.74             11811.82           12070.01
12/31/1996            11947.35              11847.88             11809.15           12054.56
 1/31/1997            12005.08              11908.40             11867.41           12128.29
 2/28/1997            12034.84              11948.56             11900.67           12163.74
 3/31/1997            12025.52              11936.16             11885.13           12152.24
 4/30/1997            12124.13              12031.70             11980.43           12264.32
 5/31/1997            12208.85              12112.34             12059.40           12338.10
 6/30/1997            12293.77              12196.95             12142.83           12428.80
 7/31/1997            12430.28              12335.61             12287.96           12630.63
 8/31/1997            12441.98              12344.35             12293.13           12602.69
 9/30/1997            12534.85              12441.14             12388.73           12721.60
10/31/1997            12628.09              12517.59             12465.86           12811.83
11/30/1997            12659.84              12548.62             12494.92           12846.59
12/31/1997            12743.37              12623.84             12567.85           12918.21
 1/31/1998            12866.39              12733.12             12685.52           13048.44
 2/28/1998            12876.70              12750.69             12700.29           13008.33
 3/31/1998            12927.10              12802.64             12747.40           13092.93
 4/30/1998            12990.99              12862.50             12808.08           13159.51
 5/31/1998            13061.62              12931.71             12879.40           13249.39
 6/30/1998            13129.08              12989.66             12936.50           13321.81
 7/31/1998            13190.19              13047.02             12992.61           13376.82
 8/31/1998            13341.78              13135.84             13088.29           13511.94
 9/30/1998            13521.34              13274.73             13237.01           13531.15
10/31/1998            13579.87              13257.05             13224.49           13487.70
11/30/1998            13577.49              13291.22             13249.10           13544.25
12/31/1998            13630.07              13348.58             13304.70           13568.02
 1/31/1999            13688.21              13415.74             13373.87           13655.63
 2/28/1999            13630.47              13371.92             13320.25           13636.28
 3/31/1999            13727.09              13475.70             13423.30           13749.95
 4/30/1999            13774.12              13524.58             13468.88           13802.65
 5/31/1999            13762.81              13506.49             13448.12           13807.17
 6/30/1999            13803.68              13532.12             13468.12           13854.98
 7/31/1999            13843.17              13547.53             13481.74           13879.89
 8/31/1999            13879.67              13573.97             13504.24           13896.02
 9/30/1999            13972.93              13663.79             13599.95           13996.95
10/31/1999            14014.39              13693.21             13633.53           14007.56
11/30/1999            14045.35              13738.36             13676.78           14086.64
12/31/1999            14059.83              13767.73             13702.99           14119.14
 1/31/2000            14059.83              13773.88             13706.38           14195.83
 2/29/2000            14157.25              13862.95             13793.63           14317.59
 3/31/2000            14237.41              13934.44             13871.68           14411.13
 4/30/2000            14264.79              13937.83             13886.64           14442.12
 5/31/2000            14316.38              13987.20             13925.13           14424.81
 6/30/2000            14474.31              14142.40             14078.49           14641.99
 7/31/2000            14573.32              14229.45             14163.33           14740.42
 8/31/2000            14688.79              14332.88             14264.70           14687.33
 9/30/2000            14809.83              14454.62             14385.82           14828.49
10/31/2000            14876.09              14497.53             14429.68           14809.46
11/30/2000            15014.59              14629.04             14567.20           14953.44
12/31/2000            15195.74              14784.57             14736.17           15125.04
 1/31/2001            15411.01              14995.11             14936.44           15355.54
 2/28/2001            15520.73              15099.66             15042.43           15471.88
 3/31/2001            15646.72              15208.58             15152.63           15617.83
 4/30/2001            15696.33              15244.98             15183.53           15690.52
 5/31/2001            15792.95              15339.22             15274.93           15791.61
 6/30/2001            15853.47              15402.64             15334.88           15877.05
 7/31/2001            16052.87              15592.06             15529.07           16156.95
 8/31/2001            16161.80              15693.10             15630.23           16258.61
 9/30/2001            16402.28              15842.65             15794.57           16401.34
10/31/2001            16566.16              15962.57             15924.97           16406.69
11/30/2001            16521.52              15883.71             15842.61           15985.79
12/31/2001            16529.66              15867.85             15821.89           15891.70
 1/31/2002            16576.88              15913.85             15869.20           15912.70
 2/28/2002            16648.90              15960.78             15917.35           15848.91
 3/31/2002            16540.57              15888.52             15832.59           15894.30
 4/30/2002            16725.29              16014.88             15974.00           15932.08
 5/31/2002            16813.19              16104.30             16056.56           15987.03
 6/30/2002            16947.71              16122.39             16105.70           15846.90
 7/31/2002            17116.36              16170.74             16181.29           15463.52
 8/31/2002            17208.82              16272.06             16272.59           15675.82
 9/30/2002            17357.83              16377.92             16386.56           15816.66
10/31/2002            17379.85              16387.95             16388.96           15644.87
11/30/2002            17379.06              16394.71             16366.87           15628.85
12/31/2002            17567.55              16558.10             16523.80           15872.40
 1/31/2003            17589.18              16584.14             16549.40           15926.82
 2/28/2003            17686.40              16683.95             16639.60           16031.95
 3/31/2003            17723.90              16709.45             16667.11           16063.71
 4/30/2003            17792.35              16781.61             16726.05           16207.44
 5/31/2003            17893.14              16877.61             16822.50           16407.42
 6/30/2003            17932.43              16908.74             16845.06           16440.07
 7/31/2003            17815.76              16759.71             16693.44           16258.84

                                   [END CHART]

                  DATA FROM 7/31/93 THROUGH 7/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/Credit Index, an unmanaged index made up of government, agency, and credit bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average, the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]  MATTHEW FREUND, CFA
                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 We are very pleased to report that the restructuring efforts discussed in our last annual report have been successful. For the year ended July 31, 2003, your USAA Short-Term Bond Fund provided a total return of 5.14% compared to a 3.55% return for the Lipper Short Investment Grade Debt Funds Average, a 4.09% return for the Lehman Brothers 1-3 Year Government/Credit Index, and a 3.64% return for the Lipper Short Investment Grade Bond Funds Index. This placed your Fund in the top 15% of its peer group. At the same time, the Fund provided a one-year dividend yield of 4.37%.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Continued delays in the economic recovery and rising international tensions dominated the markets. The equity markets enjoyed a brief rally in the fall after the Federal Reserve Board (the Fed) unexpectedly cut short-term interest rates. However, it ended in early 2003, as companies reduced their earnings forecasts and the risks to the economy became harder to

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 quantify. The impending war with Iraq took center stage, but the markets rallied when heavy combat appeared to be ending. In June 2003, the Fed continued its string of interest rate cuts. Surprisingly, longer-term interest rates rose (and prices fell), mostly in response to the unexpected optimism expressed by Fed governors. (Bond prices and interest rates move in opposite directions.) By the end of the period, longer-term rates were only slightly above where they were the year before.

WHAT WERE YOUR STRATEGIES?

                 Our aim has been to generate an attractive yield with acceptable price volatility. Over the period, the Fund's net asset value moved within a 34-cent range (between $9.23 and $8.89), primarily as a result of changing interest rates. Our yield was above-average for a short-term bond fund.

                 Throughout the year, we focused on maintaining a high-quality and well-diversified portfolio. Because of their stable cash flows and attractive yields, we purchased several taxable municipal bonds and added to our mortgage-backed exposure. We also increased our holdings in variable-rate securities, which should provide stability and enhance the Fund's yield if interest rates rise further.

                 Relying on the insight and expertise of our research team, we added several attractively priced corporate bonds. We continue to make selective purchases across many corporate names, thereby limiting our exposure to potential credit problems. We believe high-quality corporate issues can provide a cushion during volatile periods in the Treasury market. Although one effect of our strategy has been a lower overall yield, your Fund should be better insulated from market instability.

WHAT IS THE OUTLOOK?

                 We are concerned about the slow progress of the economic recovery; however, we are optimistic about the longer-term

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 picture and believe there will be continued moderate economic growth in the near term. We also believe the combination of lower tax rates, lower interest rates, and improving corporate earnings should provide a positive backdrop for the financial markets. Given the fragility of the current recovery, we do not expect the Fed to increase interest rates dramatically until the economy is firmly on track.

                 Bond funds are an important part of any diversified portfolio, and we remain committed to providing you with a quality, diversified Fund. Thank you for the confidence you have placed in us, and we will continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

           PORTFOLIO RATINGS MIX
                  7/31/03

    [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                     31%
BBB                                     27%
A                                       15%
AA                                      11%
ST1/ST2                                  9%
U.S. Government                          7%

             [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, or Fitch Ratings.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

           PORTFOLIO MIX
              7/31/03

                     [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                         38.4%
Commercial Mortgage-Backed Securities                         18.6%
Asset-Backed Securities                                       15.0%
Money Market Instruments                                       9.3%
Municipal Obligations                                          5.4%
Collateralized Mortgage Obligations                            5.1%
Eurodollar & Yankee Obligations                                4.5%
U.S. Treasury Inflation-Indexed Note                           1.6%
Interest-Only Commercial Mortgage-Backed Securities            0.8%

                            [END PIE CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-23.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA SHORT-TERM BOND FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Short-Term Bond Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors, whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Short-Term Bond Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                          /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 12, 2003

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (38.4%)

             BROADCASTING & CABLE TV (0.9%)
 $  2,000    Continental Cablevision, Inc., Senior Notes      8.30%       5/15/2006      $  2,253
    1,000    Jones Intercable, Inc., Senior Notes             8.88        4/01/2007         1,026
                                                                                         --------
                                                                                            3,279
                                                                                         --------
             BUILDING PRODUCTS (0.6%)
    2,000    York International Corp., Senior Notes           6.63        8/15/2006         2,125
                                                                                         --------
             CASINOS & GAMING (0.6%)
    2,000    Harrah's Operating Co., Inc.,
               Guaranteed Senior Notes                        7.13        6/01/2007         2,207
                                                                                         --------
             CONSUMER FINANCE (3.3%)
    2,900    Capital One Bank, Notes                          6.50        7/30/2004         3,015
    2,000    Ford Motor Credit Corp., Global Notes            7.60        8/01/2005         2,135
    2,000    General Motors Acceptance Corp., Notes           6.13        9/15/2006         2,092
    3,000    Household Finance Corp., Notes                   5.75        1/30/2007         3,243
    2,000    MBNA Corp., MTN                                  5.63       11/30/2007         2,086
                                                                                         --------
                                                                                           12,571
                                                                                         --------
             DIVERSIFIED BANKS (4.3%)
    2,000    European Investment Bank, Notes                  4.00        8/30/2005         2,084
    5,000    International Funding I, LLC,
               Secured Notes (LOC)                            3.51       10/01/2004         5,014
    3,000    Key Bank, NA, MTN                                5.00        7/17/2007         3,154
    3,000    Mellon Funding Corp., Senior Notes               4.88        6/15/2007         3,140
    3,000    Wells Fargo Financial, Inc., Senior Notes        4.88        6/12/2007         3,172
                                                                                         --------
                                                                                           16,564
                                                                                         --------
             DRUG RETAIL (0.3%)
    1,000    CVS Corp., Notes                                 3.88       11/01/2007         1,002
                                                                                         --------
             ELECTRIC UTILITIES (9.0%)
    2,000    Cinergy Corp., Debentures                        6.25        9/01/2004         2,089
    3,450    Conectiv, Inc., Notes                            5.30        6/01/2005         3,563
    2,000    Dominion Resources, Inc., Senior Notes           4.13        2/15/2008         2,022
    1,000    Entergy Gulf States, Inc., First
               Mortgage Bond (a)                              5.20       12/03/2007         1,019

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
 $  1,250    Florida Power & Light Co.,
               First Mortgage Bond                            6.88%      12/01/2005      $  1,386
    2,000    Jersey Central Power & Light Co.,
               First Mortgage MTN                             6.45        5/15/2006         2,166
    2,000    Midamerican Energy Holdings Co.,
               Senior Notes                                   4.63       10/01/2007         2,034
    3,000    Monongahela Power Co.,
               First Mortgage Bond                            5.00       10/01/2006         2,933
    2,000    New York State Electric & Gas Corp., Notes       4.38       11/15/2007         2,020
    2,000    Northern States Power Co., MN,
               First Mortgage Bond                            5.75       10/01/2003         2,014
    1,847    Oglethorpe Power Corp., Secured
               Series Facility Bonds                          6.97        6/30/2011         2,015
    1,000    Pinnacle One Partners, LP, Senior Notes (a)      8.83        8/15/2004         1,050
    2,200    Public Service Co., First Collateral
               Trust Bond, Series 1                           6.90        2/02/2004         2,262
    1,800    Public Service Electric & Gas Co.,
               First Mortgage Bond (INS)                      6.38        5/01/2008         1,998
    1,000    Teco Energy, Inc., Notes                         6.13        5/01/2007           960
    2,500    TXU Corp., Senior Notes, Series B                6.38       10/01/2004         2,648
    2,000    TXU Corp., Senior Notes, Series D                5.52        8/16/2003         2,000
                                                                                         --------
                                                                                           34,179
                                                                                         --------
             GAS UTILITIES (1.7%)
    3,000    Northern Natural Gas Co., Notes (a)              6.88        5/01/2005         3,227
    3,000    Texas Eastern Transmission, LP, Senior Notes     5.25        7/15/2007         3,123
                                                                                         --------
                                                                                            6,350
                                                                                         --------
             HOMEBUILDING (0.8%)
    3,000    Pulte Corp., Senior Notes                        7.00       12/15/2003         3,033
                                                                                         --------
             HOUSEHOLD APPLIANCES (0.3%)
    1,000    Stanley Works, Notes (a)                         3.50       11/01/2007           992
                                                                                         --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    1,000    Sprint Capital Corp., Notes                      6.13       11/15/2008         1,039
                                                                                         --------
             LIFE & HEALTH INSURANCE (1.6%)
    3,000    John Hancock Global Funding II, Notes            5.50       12/31/2007         3,126
    3,000    Metropolitan Life Global Funding I,
               Notes (a)                                      4.75        6/20/2007         3,146
                                                                                         --------
                                                                                            6,272
                                                                                         --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (0.8%)
 $  3,000    Pactiv Corp., Notes                              7.20%      12/15/2005      $  3,250
                                                                                         --------
             MOVIES & ENTERTAINMENT (0.6%)
    2,000    Time Warner, Inc., Notes                         8.11        8/15/2006         2,244
                                                                                         --------
             MULTI-LINE INSURANCE (1.6%)
    2,000    ASIF Global Financing XVIII, Senior
               Notes (a)                                      2.65        1/17/2006         2,003
    1,000    Farmers Insurance Exchange, Notes (a)            8.50        8/01/2004         1,013
    3,000    Hartford Financial Services Group, Inc.,
               Notes                                          2.38        6/01/2006         2,953
                                                                                         --------
                                                                                            5,969
                                                                                         --------
             MULTI-UTILITIES & UNREGULATED POWER (0.8%)
    1,000    Duke Energy Corp., First Mortgage Bond,
               Series A (a)                                   3.75        3/05/2008           994
    1,815    Duke Energy Field Services, LLC, Notes           7.50        8/16/2005         1,977
                                                                                         --------
                                                                                            2,971
                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
    2,325    Kerr-McGee Corp., Notes                          5.38        4/15/2005         2,425
    2,000    Ocean Energy, Inc., Senior Notes                 4.38       10/01/2007         2,035
                                                                                         --------
                                                                                            4,460
                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    2,000    CIT Group, Inc., Global Notes                    7.38        4/02/2007         2,243
    2,000    Reliastar Financial Corp., Notes                 8.00       10/30/2006         2,282
    2,000    Textron Financial Corp., Notes                   2.75        6/01/2006         1,967
                                                                                         --------
                                                                                            6,492
                                                                                         --------
             PACKAGED FOODS & MEAT (1.5%)
    2,645    Nabisco, Inc., Notes                             6.38        2/01/2005         2,776
    3,000    Tyson Foods, Inc., Notes                         6.63       10/01/2004         3,102
                                                                                         --------
                                                                                            5,878
                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (1.8%)
    3,000    Allstate Financial Global Funding,
               Senior Notes (a)                               7.13        9/26/2005         3,309
    1,000    Chubb Corp., Senior Notes (a)                    3.95        4/01/2008           999
    2,000    CNA Financial Corp., Notes                       6.50        4/15/2005         2,079
      500    Liberty Mutual Insurance Co., Notes (a)          8.20        5/04/2007           506
                                                                                         --------
                                                                                            6,893
                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS (2.7%)
 $  3,000    Gables Realty, LP, Senior Notes                  5.75%       7/15/2007      $  3,117
    4,000    Nationwide Health Properties, Inc., MTN          6.90       10/01/2037(c)      4,102
    3,000    New Plan Excel Realty Trust, Inc.,
               Senior Notes                                   5.88        6/15/2007         3,169
                                                                                         --------
                                                                                           10,388
                                                                                         --------
             REGIONAL BANKS (0.5%)
    1,000    M&I Marshall & Ilsley Bank, Senior Notes         4.13        9/04/2007         1,025
    1,000    SunTrust Banks, Inc., Senior Notes               5.05        7/01/2007         1,061
                                                                                         --------
                                                                                            2,086
                                                                                         --------
             REINSURANCE (0.6%)
    2,000    Reinsurance Group of America, Inc.,
               Senior Notes (a)                               7.25        4/01/2006         2,199
                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (0.9%)
    2,500    Golden West Financial Corp.,
               Senior Notes                                   4.13        8/15/2007         2,555
    1,000    Greenpoint Financial Corp., Senior Notes (a)     3.20        6/06/2008           956
                                                                                         --------
                                                                                            3,511
                                                                                         --------
             Total corporate obligations (cost: $141,580)                                 145,954
                                                                                         --------
             EURODOLLAR AND YANKEE OBLIGATIONS (4.5%)

             AEROSPACE & DEFENSE (0.3%)
    1,000    Bombardier Capital, Inc., Notes, Series A (a)    6.13        6/29/2006         1,035
                                                                                         --------

             DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000    Fondo Latinoamericano, Notes (a)                 3.00        8/01/2006           995
                                                                                         --------
             DIVERSIFIED METALS & MINING (1.6%)
    6,000    EdperBrascan Corp., Notes (Canada)               7.13       12/16/2003         6,101
                                                                                         --------
             ELECTRIC UTILITIES (0.3%)
    1,000    Eastern Energy Ltd., Senior Notes (a)            6.75       12/01/2006         1,113
                                                                                         --------
             FOREST PRODUCTS (0.6%)
    2,000    Nexfor, Inc., Debentures                         8.13        3/20/2008         2,254
                                                                                         --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             INTEGRATED OIL & GAS (0.9%)
 $  3,000    PEMEX Finance Ltd., Notes                        8.02%       5/15/2007      $  3,383
                                                                                         --------
             INTEGRATED TELECOMMUNICATIONS SERVICES (0.6%)
    2,000    Deutsche Telekom International Finance
               B.V., Notes                                    8.25        6/15/2005         2,201
                                                                                         --------
             Total Eurodollar and yankee
               obligations (cost: $16,396)                                                 17,082
                                                                                         --------
             MORTGAGE-BACKED SECURITIES (24.5%)

             COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%)(d)
    5,205    Fannie Mae, Series 2000-1 VA                     7.00        8/18/2010         5,320
    5,785    Fannie Mae, Series 2001-40 BM                    6.50        9/25/2010         5,919
      548    Federal Home Loan Mortgage Corp.,
               Pass-Through Certificates,
               Series H001, Class A2                          2.25       12/15/2007           548
    4,348    Freddie Mac, Series 2369 VG                      6.50       11/15/2011         4,383
    3,182    Freddie Mac, Series 2391 QK                      5.50        2/15/2012         3,219
                                                                                         --------
                                                                                           19,389
                                                                                         --------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (18.6%)(d)
    5,180    Asset Securitization Corp.,
               Series 1997-D4, Class A1C                      7.42        4/14/2029         5,517
    2,000    Asset Securitization Corp.,
               Series 1997-D4, Class A1D                      7.49        4/14/2029         2,261
    1,915    CDC Commercial Mortgage Trust,
               Series 2002-FX1, Class A1                      5.25        5/15/2019         1,991
    1,702    Commercial Mortgage Acceptance Corp.,
               Series 1999-C1, Class A1                       6.79        6/15/2031         1,850
    3,127    CS First Boston Mortgage Securities Corp.,
               Series 1998-C2, Class A1                       5.96       11/11/2030         3,344
    1,819    CS First Boston Mortgage Securities Corp.,
               Series 2001-CK1, Class A1                      5.90       12/16/2035         1,940
    1,000    Equitable Life Assurance Society of
               the U.S., Collateral Fixed-Rate Notes,
               Series 174, Class A1                           7.24        5/15/2006         1,101
    1,845    GGP Mall Properties Trust,
               Series 2001, Class D-2                         5.89       11/15/2011         1,970
    1,801    GMAC Commercial Mortgage Securities, Inc.,
               Series 1996-C2, Class A                        7.35       10/15/2011         1,974
    1,662    GMAC Commercial Mortgage Securities, Inc.,
               Series 1998-C2, Class A1                       6.15        5/15/2035         1,760

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
 $  1,041    LB Commercial Conduit Mortgage Trust,
               Series 1998-C4, Class A1A                      5.87%      10/15/2035      $  1,092
    2,377    LB Commercial Conduit Mortgage Trust,
               Series 1999-C1, Class A1                       6.41        6/15/2031         2,543
    1,638    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1995-GAL1, Class D                      8.25        8/15/2027         1,776
    2,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1996 WF1, Class A-3                     7.59       11/15/2028         2,090
    5,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1997-XL1, Class A2                      6.88       10/03/2030         5,529
    2,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1997-XL1, Class A3                      6.95       10/03/2030         2,233
    1,325    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1998 WF1, Class E                       7.30        3/15/2030         1,443
   10,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 1998-XL1, Class A2                      6.45        6/03/2030        10,744
    2,000    Morgan Stanley Dean Witter Capital I, Inc.,
               Series 2000-PRIN, Class A3                     7.36        2/23/2034         2,268
    1,000    Mortgage Capital Funding, Inc.,
               Series 1998-MC3, Class E                       7.49       11/18/2031         1,071
    5,189    Nomura Asset Securities Corp.,
               Series 1998-D6, Class A1A                      6.28        3/15/2030         5,566
    1,763    Salomon Brothers Commercial Mortgage Trust,
               Series 2001-C1, Class A1                       5.14       12/18/2035         1,837
    4,020    Structured Asset Securities Corp.,
               Series 1997-LLI, Class A2                      6.84        9/12/2006         4,244
    4,340    Structured Asset Securities Corp.,
               Series 1997-LLI, Class B                       6.95        3/12/2007         4,819
                                                                                         --------
                                                                                           70,963
                                                                                         --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)(e)
   10,500    CS First Boston Mortgage Securities Corp.,
               Series 2003-C3, Class ASP (a)                  1.96        5/15/2038           942
    9,489    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (a)                   2.06        1/11/2035           988
   15,170    LB-UBS Commercial Mortgage Trust,
               Series 2003-C3, Class XCP (a)                  1.38        2/15/2037           964
                                                                                         --------
                                                                                            2,894
                                                                                         --------
             Total mortgage-backed securities (cost: $92,180)                              93,246
                                                                                         --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (15.0%)

             AIRLINES (3.1%)(d)
 $  2,338    American Airlines Pass-Through Trust EETC,
               Pass-Through Certificates,
               Series 2002-1, Class G (INS)                   1.65(h)%    9/23/2007      $  2,343
    1,850    Continental Airlines, Inc., EETC,
               Notes (INS) (a)                                2.16(h)    12/06/2007         1,857
    1,950    Delta Air Lines, Inc., EETC, Pass-Through
               Certificates, Series 2003-1, Class G (INS)(a)  1.86(h)     1/25/2008         1,962
      365    Southwest Airlines Co., EETC, Pass-Through
               Certificates, Series 2001-1, Class A-1         5.10        5/01/2006           384
    5,000    Southwest Airlines Co., EETC, Pass-Through
               Certificates, Series 2001-1, Class A-2         5.50       11/01/2006         5,302
                                                                                         --------
                                                                                           11,848
                                                                                         --------
             ASSET-BACKED FINANCING (11.9%)(d)
    5,000    AESOP Funding II, LLC, Series 2002-1,
               Rental Car Notes, Class A-1                    3.85       10/20/2005         5,130
    3,000    AmeriCredit Automobile Receivables Trust,
               Notes, Series 2002, Class A4                   3.55        2/12/2009         3,007
    1,336    Capital Auto Receivables Asset Trust, Notes,
               Series 2002-5, Class A2B                       1.71        1/18/2005         1,338
    3,000    Capital One Auto Finance Trust, Notes,
               Series 2002-C, Class A3A                       2.65        6/15/2009         3,041
    2,000    Capital One Multi-Asset Execution Trust, Notes,
               Series 2003-C2, Class C2                       4.32        4/15/2009         1,990
    1,000    Chase Credit Card Master Trust, Notes,
               Series 2001-5, Class C (a)                     2.11(h)     2/15/2007         1,006
    2,000    Credit Acceptance Auto Dealer Loan Trust,
               Notes, Series 2003-1, Class A (a,i)            2.77        6/16/2008         1,997
    2,000    Diversified REIT Trust, Notes,
               Series 1999-1A, Class A2 (a)                   6.78        3/18/2011         2,198
    3,000    Diversified REIT Trust, Notes,
               Series 1999-1A, Class B (a)                    6.78        3/18/2011         3,271
    1,000    Diversified REIT Trust, Notes,
               Series 2000-1, Class B (a)                     6.97        3/08/2010         1,094
    3,000    Drive Auto Receivables Trust, Notes,
               Series 2003-2, Class A3 (INS)(a,i)             2.04       10/15/2007         2,984
    2,000    First Auto Receivables Group Trust, Notes,
               Series 2003-1, Class A3 (i)                    1.97       12/15/2007         1,984
    3,000    Ford Credit Auto Owner Trust, Notes,
               Series 2002-A, Class C                         5.43        1/15/2007         3,101

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
 $  1,000    Ikon Receivables Funding, LLC, Notes,
               Series 2003-1, Class A3B                       2.33%      12/15/2007      $  1,008
    5,000    Permanent Financing plc, Notes, Series 2A        4.20        6/10/2005         5,170
    1,774    Rental Car Finance Corp., Series 1997-1,
               Rental Car Notes, Class B3 (a)                 6.70        9/25/2007         1,822
    5,000    Rental Car Finance Corp., Series 1999-1,
               Rental Car Notes, Class A (a)                  5.90        2/25/2007         5,079
                                                                                         --------
                                                                                           45,220
                                                                                         --------
             Total asset-backed securities (cost: $56,813)                                 57,068
                                                                                         --------
             MUNICIPAL OBLIGATIONS (5.4%)

             AIRPORT/PORT (0.2%)
      945    Virginia Port Auth. RB (INS)                     2.25        7/01/2005           952
                                                                                         --------
             ELECTRIC UTILITIES (1.1%)
    2,000    Brazos River Auth., TX, PCRB, Series 1994A       3.00        5/01/2029(b)      1,966
    2,000    Brazos River Auth., TX, PCRB, Series 1995A       5.40        4/01/2030(b)      2,088
                                                                                         --------
                                                                                            4,054
                                                                                         --------
             ELECTRIC/GAS UTILITY (1.7%)
    2,500    Muscatine, IA, Electric RB, Series 2002 (INS)    2.72        1/01/2005         2,523
    2,000    North Carolina Municipal Power Agency RB,
               Series 2003B                                   2.95        1/01/2004         2,006
    2,000    Pedernales Electric Cooperative, Inc., TX,
               First Mortgage Bond, Series 2002A (INS) (a)    4.09       11/15/2012         1,994
                                                                                         --------
                                                                                            6,523
                                                                                         --------
             ENVIRONMENTAL SERVICES (1.6%)
    2,100    Granite City, IL, Solid Waste Disposal RB,
               Waste Management, Inc. Project, Series 2002    5.00        5/01/2027(b)      2,167
    1,000    Gulf Coast Waste Disposal Auth. RB,
               Waste Management of Texas, Series A            2.85        5/01/2028(b)      1,001
    1,000    Gulf Coast Waste Disposal Auth. RB,
               Waste Management of Texas, Series B            2.85        5/01/2028(b)      1,001
    2,000    Gulf Coast Waste Disposal Auth. RB,
               Waste Management of Texas, Series C            2.85        5/01/2028(b)      2,001
                                                                                         --------
                                                                                            6,170
                                                                                         --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             TOLL ROADS (0.3%)
 $  1,000    New Jersey Turnpike Auth. RB,
               Series 2003B (INS)                             2.84%       1/01/2008      $    970

             WATER/SEWER UTILITY (0.5%)
    2,000    California State Water Resources RB,
               Series E                                       3.59        5/01/2004         2,019
                                                                                         --------
             Total municipal obligations (cost: $20,697)                                   20,688
                                                                                         --------
             U.S. TREASURY INFLATION-INDEXED NOTE (1.6%)(f)

    5,791    U.S. Treasury Inflation-Indexed Note
               (cost: $6,167)                                 3.38        5/15/2007         6,227
                                                                                         --------
             MONEY MARKET INSTRUMENTS (9.3%)

             VARIABLE-RATE DEMAND NOTES (7.2%)(g)
             ------------------------------------
             BUILDINGS (0.2%)
      640    Precision Aggregate I, LLC, Notes,
               Series 2000 (LOC)                              2.35        8/03/2015           640
                                                                                         --------
             ELECTRIC UTILITIES (1.3%)
    5,000    Sempra Energy ESOP, Series 1999 (NBGA)(a)        1.60       11/01/2014         5,000
                                                                                         --------
             ENVIRONMENTAL SERVICES (0.3%)
    1,200    Gulf Shores, AL, Solid Waste RB,
               Series 2000C (LOC)                             1.70       11/01/2010         1,200
                                                                                         --------
             FOREST PRODUCTS (2.7%)
   10,150    Braxton County, WV, Solid Waste RB,
               Series 1999                                    1.55        3/01/2029        10,150
                                                                                         --------
             INDUSTRIAL MACHINERY (0.4%)
    1,435    Florence, AL, IDB RB, Series 1999B (LOC)         1.80       11/01/2008         1,435
                                                                                         --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PRINCIPAL                                                   COUPON                         MARKET
   AMOUNT    SECURITY                                         RATE         MATURITY         VALUE
-------------------------------------------------------------------------------------------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
 $  2,810    Reed Holdings, LLC, Notes, Series 2001 (LOC)     2.35%       6/01/2016      $  2,810
      970    Vista Funding Corp., Notes,
               Series 2001A (LOC)                             2.10        3/01/2021           970
      810    Wryneck Ltd., Notes, Series 2000 (LOC)           2.10        1/01/2020           810
                                                                                         --------
                                                                                            4,590
                                                                                         --------
             RESTAURANTS (1.1%)
    4,245    Dana J. Lewis, Taxable Notes,
               Series 2000 (LOC)                              2.10        8/01/2010         4,245
                                                                                         --------
                                                                                           27,260
                                                                                         --------
             DISCOUNT NOTE (2.1%)
             --------------------
    8,008    Federal Home Loan Bank                           1.00        8/01/2003         8,008
                                                                                         --------
             Total money market instruments (cost: $35,268)                                35,268
                                                                                         --------

             TOTAL INVESTMENTS (COST: $369,101)                                          $375,533
                                                                                         ========

24

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND

JULY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

              Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

              The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------
                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 (c) Callable/putable bond - provides the option for the
                     underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's put feature.

                 (d) The weighted average life of mortgage and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

                 (e) Interest-only commercial mortgage-backed securities -
                     represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. The yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid (slow) rate of principal payments may have a material adverse (positive) effect on the yield to maturity of these securities. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

                 (f) U.S. Treasury inflation indexed notes - trade at the
                     prevailing real, or after inflation, interest rates. The principal value adjusts periodically to the rate of inflation. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

                 (g) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 (h) Variable-rate security - interest rate is adjusted
                     periodically. The interest rate disclosed represents the current rate at July 31, 2003.

                 (i) Security was fair valued at July 31, 2003 by the Manager in accordance with valuation procedures approved by the Board of Directors.

26

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                 EETC      Enhanced Equipment Trust Certificate
                 ESOP      Employee Stock Ownership Plan
                 IDB       Industrial Development Board
                 MTN       Medium-Term Note
                 PCRB      Pollution Control Revenue Bond
                 RB        Revenue Bond
                 REIT      Real Estate Investment Trust

              CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                 (LOC)     Enhanced by a bank letter of credit.
                 (NBGA)    Enhanced by a non-bank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp. or MBIA Insurance Corp.

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

ASSETS

   Investments in securities, at market value (identified cost of $369,101)      $ 375,533
   Cash                                                                              2,134
   Receivables:
      Capital shares sold                                                            1,107
      Interest                                                                       3,981
      Securities sold                                                                1,571
                                                                                 ---------
         Total assets                                                              384,326
                                                                                 ---------

LIABILITIES

   Securities purchased                                                              1,861
   Capital shares redeemed                                                           1,819
   USAA Investment Management Company                                                   36
   USAA Transfer Agency Company                                                         42
   Accounts payable and accrued expenses                                                68
   Dividends on capital shares                                                         171
                                                                                 ---------
         Total liabilities                                                           3,997
                                                                                 ---------
            Net assets applicable to capital shares outstanding                  $ 380,329
                                                                                 =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                               $ 420,357
   Accumulated undistributed net investment income                                       3
   Accumulated net realized loss on investments                                    (46,463)
   Net unrealized appreciation of investments                                        6,432
                                                                                 ---------
            Net assets applicable to capital shares outstanding                  $ 380,329
                                                                                 =========
   Capital shares outstanding                                                       42,034
                                                                                 =========
   Authorized shares of $.01 par value                                             120,000
                                                                                 =========
   Net asset value, redemption price, and offering price per share               $    9.05
                                                                                 =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND

YEAR ENDED JULY 31, 2003

NET INVESTMENT INCOME

   Interest income                                         $ 16,574
                                                           --------
   Expenses:
      Management fees                                           642
      Administrative and servicing fees                         561
      Transfer agent's fees                                     551
      Custodian's fees                                          106
      Postage                                                    55
      Shareholder reporting fees                                 57
      Directors' fees                                             5
      Registration fees                                          40
      Professional fees                                          50
      Other                                                       6
                                                           --------
         Total expenses                                       2,073
      Expenses paid indirectly                                   (4)
                                                           --------
         Net expenses                                         2,069
                                                           --------
            Net investment income                            14,505
                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                         (1,057)
   Change in net unrealized appreciation/depreciation         5,200
                                                           --------
            Net realized and unrealized gain                  4,143
                                                           --------
Increase in net assets resulting from operations           $ 18,648
                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND

YEARS ENDED JULY 31,

                                                                2003           2002
                                                          -------------------------
FROM OPERATIONS
   Net investment income                                  $   14,505      $  25,886
   Net realized loss on investments                           (1,057)       (35,787)
   Change in net unrealized appreciation/depreciation
     of investments                                            5,200        (10,193)
                                                          -------------------------
      Increase (decrease) in net assets resulting
        from operations                                       18,648        (20,094)
                                                          -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     (16,310)       (25,959)
                                                          -------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 126,411        289,538
   Reinvested dividends                                       14,150         21,624
   Cost of shares redeemed                                  (166,618)      (280,918)
                                                          -------------------------
      Increase (decrease) in net assets from
        capital share transactions                           (26,057)        30,244
                                                          -------------------------
Net decrease in net assets                                   (23,719)       (15,809)

NET ASSETS
   Beginning of period                                       404,048        419,857
                                                          -------------------------
   End of period                                          $  380,329      $ 404,048
                                                          =========================
Accumulated undistributed net investment income:
   End of period                                          $        3      $     986
                                                          =========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                13,920         29,966
   Shares issued for dividends reinvested                      1,561          2,264
   Shares redeemed                                           (18,401)       (29,489)
                                                          -------------------------
      Increase (decrease) in shares outstanding               (2,920)         2,741
                                                          =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND

JULY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
              USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the Fund). The Fund's investment objective is high current income consistent with preservation of principal.

                 A. SECURITY VALUATION - The value of each security is
                    determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                    1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                    2. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                    3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                    4. Securities for which market quotations are not readily
                       available or are considered unreliable, or whose values have been

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

                       materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

                 B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                 C. INVESTMENTS IN SECURITIES - Security transactions are
                    accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

                 D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended July 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $4,000.

                 E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

(2) LINES OF CREDIT
--------------------------------------------------------------------------------
              The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

              Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

              The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended July 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------
              The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

              accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income by $822,000, increase accumulated net realized loss on investments by $853,000, and increase paid-in capital by $31,000. This reclassification has no effect on net assets.

              The tax character of distributions paid during the years ended July 31, 2003 and 2002, was as follows:

                                                         2003              2002
                                                  -----------------------------
              Ordinary income*                    $16,310,000       $25,959,000

              * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

              As of July 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

              Undistributed ordinary income                       $    173,000

              Accumulated capital and other losses                 (46,462,000)

              Unrealized appreciation                                6,432,000

              Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2003, the Fund had current post-October deferred capital losses of $963,000 and capital loss carryovers of $45,500,000, for federal income tax purposes. The post-October losses will be recognized on the first day of the following fiscal year. If not

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

              offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

              Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2003, were $271,899,000 and $209,770,000, respectively.

              At July 31, 2003, the cost of securities, for federal income tax purposes, was $369,101,000.

              Gross unrealized appreciation and depreciation of investments as of July 31, 2003, for federal income tax purposes, were $7,337,000 and $905,000, respectively, resulting in net unrealized appreciation of $6,432,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

              The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

              The Fund had no securities-lending transactions during the year ended July 31, 2003.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                 A. MANAGEMENT FEES - The Manager carries out the Fund's
                    investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

                    (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%

+/- 0.51% to 1.00%                       +/- 0.05%

+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                    For the year ended July 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $642,000, which is net of a performance adjustment of $(256,000).

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $561,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $551,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

              Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

              During the year ended July 31, 2003, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                        COST TO       NET REALIZED
      SELLER                      PURCHASER            PURCHASER     GAIN TO SELLER
-----------------------------------------------------------------------------------
      USAA Short-Term         USAA Intermediate-Term
        Bond Fund               Bond Fund              $3,294,000       $486,000

      USAA High-Yield         USAA Short-Term
        Opportunities Fund      Bond Fund               1,056,000        123,000

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND

JULY 31, 2003

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                           YEAR ENDED JULY 31,
                                            ------------------------------------------------------------------------
                                                2003            2002            2001            2000            1999
                                            ------------------------------------------------------------------------
Net asset value at
  beginning of period                       $   8.99        $   9.95        $   9.70        $   9.75        $   9.99
                                            ------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                          .37             .55(b)          .65             .63             .58
  Net realized and
    unrealized gain (loss)                       .09            (.96)(b)         .25            (.05)           (.22)
                                            ------------------------------------------------------------------------
Total from investment operations                 .46            (.41)            .90             .58             .36
                                            ------------------------------------------------------------------------
Less distributions:
  From net investment income                    (.40)           (.55)           (.65)           (.63)           (.58)
  From realized capital gains                      -               -               -               -            (.02)
                                            ------------------------------------------------------------------------
Total distributions                             (.40)           (.55)           (.65)           (.63)           (.60)
                                            ------------------------------------------------------------------------
Net asset value at end of period            $   9.05        $   8.99        $   9.95        $   9.70        $   9.75
                                            ========================================================================

Total return (%)*                               5.14           (4.29)           9.61            6.18            3.76
Net assets at end of period (000)           $380,329        $404,048        $419,857        $293,003        $241,274
Ratio of expenses to
  average net assets (%)**                       .55(a)          .58(a)          .46(a)          .48(c)          .50(c)
Ratio of expenses to average net
  assets, excluding
  reimbursements (%)**                           n/a             n/a             n/a             n/a             .52
Ratio of net investment
  income to average net assets (%)**            3.88            5.74(b)         6.67            6.56            5.89
Portfolio turnover (%)                         67.33           87.55           31.80           23.68           11.53

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2003, average net assets were $374,038,000.
(a) Reflects total expenses, excluding any fee-offset arrangements, which had no impact on the Fund's expense ratios.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.
(c) The Manager voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's average net assets through December 1, 2000.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

40

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

              ROBERT G. DAVIS(2)
              Director and Chairman of the Board of Directors
              Born: November 1946
              Year of Election or Appointment: 1996

              Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

              CHRISTOPHER W. CLAUS(2)
              Director, President, and Vice Chairman of the Board of Directors
              Born: December 1960
              Year of Election or Appointment: 2001

              President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00).
              Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN(3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D.(3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR(3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

42

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              LAURA T. STARKS, PH.D.(3,4,5,6)
              Director
              Born: February 1950
              Year of Election or Appointment: 2000

              Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER(2,3,4,5,6)
              Director
              Born: July 1943
              Year of Election or Appointment: 1992

              Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              DAVID M. HOLMES
              Treasurer
              Born: June 1960
              Year of Appointment: 2001

              Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98).
              Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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                                     INSURANCE o MEMBER SERVICES

23425-0903                                   (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Mutual Fund, Inc.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.


ITEM 5-6.  (RESERVED)


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.


ITEM 8.  (RESERVED)


ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.